Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Intangible Assets (Details) (10-K)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Human Animation Technologies [Member]
Definite lived intangible assets estimated useful lives		7 years
Trademark and Trade Names [Member]
Definite lived intangible assets estimated useful lives		7 years
Animation and Visual Effects Technologies [Member]
Definite lived intangible assets estimated useful lives		7 years
Digital Asset Library [Member] | Minimum [Member]
Definite lived intangible assets estimated useful lives	5 years	5 years
Digital Asset Library [Member] | Maximum [Member]
Definite lived intangible assets estimated useful lives	7 years	7 years
Intellectual Property [Member]
Definite lived intangible assets estimated useful lives	7 years	7 years	7 years
Customer Relationships [Member]
Definite lived intangible assets estimated useful lives		11 years